DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Accumulated fair value hedge adjustment	£ 360	£ 315
Fixed rate insurance liability	360	344
Fixed rate bonds and mortgages	0	0
Fixed rate bond asset		29
Fair value assets	8,341	8,494
Fair value liabilities	8,228	9,831
The Group | Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Hedged cash flows will no longer occur	(6)	(101)
The Group | 1 year or over original maturity
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets	7,393	7,569
Fair value liabilities	7,064	9,213
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fixed rate insurance liability	(9)	(25)
Fixed rate bonds and mortgages	0	0
Fixed rate bond asset		29
Fair value assets	12,595	13,638
Fair value liabilities	11,072	14,211
Hedged asset fair value hedge	9	(54)
The Bank | Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Hedged cash flows will no longer occur	(1)	(25)
The Bank | 1 year or over original maturity
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Fair value assets	11,755	4,256
Fair value liabilities	£ 10,009	£ 5,101